[Letterhead of Muldoon Murphy Faucette & Aguggia LLP]

November 24, 2004

VIA COURIER AND EDGAR

Ms. Christina Chalk

Special Counsel

Office of Mergers and Acquisitions

U.S. Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

RE:	First Southern Bancshares, Inc.
Schedule 13E-3/A filed November 12, 2004
Revised Schedule 14A filed November 12, 2004
SEC File No. 5-55849

Dear Ms. Chalk:

On behalf of First Southern Bancshares, Inc. (the “Company” or “First Southern”), we hereby file Amendment No. 2 to Schedule 13E-3 (the “Amended Schedule 13E-3”) and Amendment No. 2 to Schedule 14A (the “Amended Proxy Statement”) in response to the Staff’s comment letter dated November 16, 2004. To aid in your review, we have repeated the Staff’s comments followed by the Company’s responses.

Schedule 13E-3

Comment No. 1:

We note your response to comment 19 in our letter dated October 19, 2004. Regarding the filing of the Mercer report as an exhibit to Schedule 13E-3, we will await word on whether your request for a continuing hardship exemption has been granted. Obviously, if it is not, you must file this report promptly.

Ms. Christina Chalk

November 24, 2004

Response to Comment No. 1:

In accordance with the continuing hardship exemption granted by letter dated November 18, 2004, the Mercer report, except for the small print financial data, has been filed as an exhibit to the Amended Schedule 13E-3, and a complete, paper copy of the report has been filed under cover of Form SE.

Schedule 14A

General

Comment No. 2:

As discussed, briefly outline why you believe Regulation M is not applicable to the distribution of common shares in the private placement that will occur contemporaneously with the going private merger.

Response to Comment No. 2:

Generally, Rule 102 of Regulation M prohibits an issuer, in connection with a distribution of its securities, from bidding for, purchasing, or attempting to induce any person to bid for or purchase, the issuer’s securities that are the subject of the distribution during the applicable restricted period provided for in the Rule. The Company does not believe that its proposed private placement offering of common stock in connection with the Going Private Merger implicates Regulation M. Given that the completion of the private placement offering is a condition precedent to consummating the Going Private Merger, the private placement offering will have been completed by the time the Company purchases the shares of common stock to be cashed-out in the Going Private Merger. Furthermore, the Company does not believe that the solicitation of proxies in connection with the Going Private Merger, which is expected to partially overlap with the private placement offering period, constitutes a “bid for” the common stock to be cashed-out. The term “bid” contemplates a purchase order placed with a broker through a securities exchange or automated quotation system, not a solicitation of proxies in a cash-out merger.

In addition, the purpose of Regulation M is to prohibit certain activities that offering participants could use to manipulate the price of an offered security. In the instant case, there is no chance of such manipulation. The per share price at which certain shareholders will be cashed-out in the Going Private Merger and at which the shares of common stock will be offered for sale in the private placement offering is the same, $1.50 per share, and already have been set by the Company’s Board of Directors. Accordingly, there is no opportunity for the Going Private Merger to manipulate the price at which the Company will offer the common stock for sale in the private placement offering.

Comment No. 3:

Ms. Christina Chalk

November 24, 2004

In comment 2 in our prior comment letter, we asked you to consider adding certain affiliates of First Southern as filing persons on the Schedule 13E-3. You have done that, but you don’t appear to have added all of the disclosure required by Schedule 13E-3 as to each filing person individually. For example, you do not appear to have added a fairness determination and analysis for each of Messrs. Bishop, Walker, Rogers, McKinney, Johnson, Beadle, Schlosser and Morgan. Please revise to include this and all other information required by Schedule 13E-3.

Response to Comment No. 3:

Additional disclosure has been added to pages 4, 47 and 57 of the Amended Proxy Statement.

Effects of Going Private Merger on Officers, Directors and Affiliates of First Southern, page 5

Comment No. 4:

See prior comment 5. This section should present the percentage of shares currently owned by officers and directors, versus the percentage that group will hold after the merger.

Response to Comment No. 4:

The requested disclosure has been added to page 5 of the Amended Proxy Statement.

The Series A Preferred Stock, page 8

Comment No. 5:

We note this new section added in response to prior comment 6. However, we believe it must be expanded to address why First Southern elected to engage in the preferred share exchange, and why at this time. It should also identify any affiliates of the company who owned the Series A preferred. If affiliates own the preferred, you may need to make additional revisions to the sections of the proxy statement where their interests in this transaction are described.

Ms. Christina Chalk

November 24, 2004

Response to Comment No. 5:

The disclosure on page 8 of the Amended Proxy Statement has been revised in response to this comment.

Background of the Going Private Merger Proposal, page 16

Comment No. 6:

On page 20 of the revised proxy statement, you have added disclosure concerning Sheshunoff’s analyses. The new disclosure indicates that Sheshunoff developed estimates as to the potential cost savings to First Southern from not being a reporting company, in assessing the fairness of the proposed merger to those shareholders who will remain. However, no such analyses appear in the section of the proxy statement describing Sheshunoff’s analyses. Please revise to present those cost estimates and the per share savings Sheshunoff attributed to remaining shareholders.

Response to Comment No. 6:

Additional disclosure has been added to page 53 of the Amended Proxy Statement.

Comment No. 7:

Expand on the new disclosure at the top of page 21 explaining why you hired a second fairness advisor to consider the unsolicited bid for First Southern. For example, describe the interest Sheshunoff had that prevented it from analyzing this offer. Explain why, despite this interest, Sheshunoff did in fact consider it as part of its fairness analysis.

Response to Comment No. 7:

The disclosure on pages 20 and 54 of the Amended Proxy Statement has been revised in response to this comment.

Comment No. 8:

Refer to comment 20 in our prior letter and the new disclosure you have added on page 21. Obviously, the reasons why the Board elected to pursue this transaction instead of an alternate one at a higher value are critical for shareholders in making an informed voting decision. Stating that the Board determined that any further consideration of the indication of interest “would not be productive” is not helpful in explaining why. Please revise.

Ms. Christina Chalk

November 24, 2004

Response to Comment No. 8:

In response to this comment, the disclosure on page 20 of the Amended Proxy Statement has been revised and additional disclosure has been added to page 25 of the Amended Proxy Statement.

Mercer Capital’s Analysis of Unsolicited Indication of Interest, page 21

Comment No. 9:

In the introduction, provide the date the indication of interest was received.

Response to Comment No. 9:

The requested disclosure has been added to page 21 of the Amended Proxy Statement.

Comment No. 10:

In the second paragraph of the introduction subsection (at the bottom of page 21), you state that the summary is “not a complete description of all analyses performed and factors considered by Mercer...” However, Item 1015 requires you to describe all material analyses. Please revise.

Response to Comment No. 10:

The disclosure on page 21 of the Amended Proxy Statement has been revised in response to this comment.

Comment No. 11:

On page 25, present the analyses Mercer performed with respect to First Southern remaining independent. Does “independent” in this context refer to First Southern as a private company, or as a continuing publicly held company? (See the next comment below). Also, summarize the underlying assumptions used in that analysis.

Response to Comment No. 11:

Additional disclosure has been added to page 25 of the Amended Proxy Statement.

Ms. Christina Chalk

November 24, 2004

Comment No. 12:

It appears that Mercer didn’t compare the value of the unsolicited offer to the per share value to be received in this transaction by those shareholders who will be cashed out. If this is the case, it should be prominently disclosed. You should also explain why not.

Response to Comment No. 12:

The disclosure on page 25 of the Amended Proxy Statement has been revised in response to this comment.

Recommendation of the Board of Directors page 42

Comment No. 13:

Under “Control Value” on page 44, clarify how the unsolicited offer resulted in a per share value of $1.50 per share, when it was valued at over $2.00, a portion of which was to be paid in cash.

Response to Comment No. 13:

Additional disclosure has been added to page 44 of the Amended Proxy Statement in response to this comment.

Comment No. 14:

In the same section, explain the sentence you added about why the Board did not consider the value of the unsolicited offer. For example, explain what you mean by your reference to that offer as “incomplete.” In addition, why did the fact that that offer was to be paid in part with the acquiring company’s stock make the value of the offer irrelevant to the Board in assessing the fairness of this proposed transaction?

Response to Comment No. 14:

The disclosure on page 44 of the Amended Proxy Statement has been revised in response to this comment.

* * * *

Ms. Christina Chalk

November 24, 2004

If you have any questions concerning this matter, please do not hesitate to contact the undersigned.

Very truly yours,

MULDOON MURPHY FAUCETTE & AGUGGIA LLP

/s/ Victor L. Cangelosi

Victor L. Cangelosi

VLC/jma

Enclosure

cc:	B. Jack Johnson, President
Roderick V. Schlosser, Chief Financial Officer
Edward G. Olifer, Esq.